CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 10, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, par value, (per share)		$ 0.0001
Temporary equity, par value, (per share)		0.0001
Over-allotment option
Purchase price, per unit			10.00
Class A Ordinary Shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued		5,763,241
Common shares, shares outstanding		5,763,241
Temporary equity, par value, (per share)			0.0001
Class A Ordinary Shares Subject to Redemption
Temporary equity, par value, (per share)	$ 0.0001	$ 0.0001
Temporary equity, shares issued	37,394,696	35,590,797
Temporary equity, shares outstanding	37,394,696	35,590,797
Purchase price, per unit	$ 10.00	$ 10.00
Class A Ordinary Shares Not Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	4,005,304	5,809,203
Common shares, shares outstanding	4,005,304	5,809,203
Class B Ordinary Shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	10,350,000	10,350,000
Common shares, shares outstanding	10,350,000	10,350,000		1,725,000